Quarterly Holdings Report
for
Fidelity® SAI International Low Volatility Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV2-NPRT3-0925
1.9866139.110
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 3.0%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Lottery Corp/The	9,728,079	33,740,706
Financials - 2.4%
Capital Markets - 0.7%
ASX Ltd	847,406	37,984,239
Insurance - 1.7%
Insurance Australia Group Ltd	10,342,091	58,054,522
Medibank Pvt Ltd	12,421,831	40,599,580
		98,654,102
TOTAL FINANCIALS		136,638,341

TOTAL AUSTRALIA		170,379,047
CHINA - 1.2%
Consumer Staples - 0.0%
Food Products - 0.0%
China Huishan Dairy Holdings Co Ltd (b)(c)	5,145,000	7
Financials - 1.2%
Banks - 1.2%
BOC Hong Kong Holdings Ltd	15,711,000	70,546,451
TOTAL CHINA		70,546,458
DENMARK - 2.1%
Financials - 1.1%
Banks - 0.5%
Ringkjoebing Landbobank A/S	120,637	26,614,561
Insurance - 0.6%
Tryg A/S	1,538,455	37,139,785
TOTAL FINANCIALS		63,754,346

Health Care - 1.0%
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	1,214,594	56,488,343
TOTAL DENMARK		120,242,689
FINLAND - 2.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Elisa Oyj A Shares	527,767	27,199,313
Financials - 1.1%
Insurance - 1.1%
Mandatum Holding Oy	2,197,087	14,938,587
Sampo Oyj A Shares	4,083,306	43,877,325
		58,815,912
Industrials - 0.6%
Machinery - 0.6%
Kone Oyj B Shares	595,296	36,644,236
Materials - 0.4%
Paper & Forest Products - 0.4%
UPM-Kymmene Oyj	919,000	23,818,441
TOTAL FINLAND		146,477,902
FRANCE - 3.7%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.7%
Orange SA	6,435,249	97,887,097
Consumer Staples - 0.1%
Food Products - 0.1%
Danone SA	75,367	6,167,803
Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	555,446	109,276,543
TOTAL FRANCE		213,331,443
GERMANY - 5.0%
Consumer Staples - 0.9%
Personal Care Products - 0.9%
Beiersdorf AG	438,011	54,428,245
Financials - 3.1%
Capital Markets - 1.7%
Deutsche Boerse AG	321,942	93,165,966
Insurance - 1.4%
Hannover Rueck SE	271,974	82,684,361
TOTAL FINANCIALS		175,850,327

Information Technology - 0.1%
Software - 0.1%
SAP SE	12,162	3,477,794
Materials - 0.9%
Chemicals - 0.9%
Symrise AG	576,649	52,271,677
TOTAL GERMANY		286,028,043
HONG KONG - 5.1%
Financials - 0.6%
Banks - 0.6%
Hang Seng Bank Ltd	2,312,900	33,691,328
Industrials - 1.3%
Ground Transportation - 0.4%
MTR Corp Ltd	7,019,083	25,249,542
Industrial Conglomerates - 0.9%
Jardine Matheson Holdings Ltd (Singapore)	905,876	49,190,330
TOTAL INDUSTRIALS		74,439,872

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Hongkong Land Holdings Ltd (Singapore)	4,503,900	27,206,859
Sino Land Co Ltd	15,499,584	17,866,363
		45,073,222
Utilities - 2.4%
Electric Utilities - 1.8%
CLP Holdings Ltd	7,287,500	63,253,892
Power Assets Holdings Ltd	5,923,000	38,997,615
		102,251,507
Gas Utilities - 0.6%
Hong Kong & China Gas Co Ltd	39,933,015	35,642,740
TOTAL UTILITIES		137,894,247

TOTAL HONG KONG		291,098,669
ISRAEL - 1.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	7,591,605	14,155,771
Industrials - 1.0%
Aerospace & Defense - 1.0%
Elbit Systems Ltd	112,547	51,943,750
TOTAL ISRAEL		66,099,521
ITALY - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	438,720	25,233,630
JAPAN - 29.6%
Communication Services - 4.4%
Diversified Telecommunication Services - 1.2%
NTT Inc	66,426,700	67,081,774
Wireless Telecommunication Services - 3.2%
KDDI Corp	5,372,200	88,166,485
SoftBank Corp	65,414,700	94,513,588
		182,680,073
TOTAL COMMUNICATION SERVICES		249,761,847

Consumer Discretionary - 4.6%
Automobile Components - 1.2%
Bridgestone Corp	1,739,400	70,359,077
Automobiles - 1.4%
Toyota Motor Corp	4,375,800	77,835,019
Broadline Retail - 0.9%
Pan Pacific International Holdings Corp	1,597,800	53,456,424
Hotels, Restaurants & Leisure - 0.6%
McDonald's Holdings Co Japan Ltd (d)	389,800	15,565,986
Skylark Holdings Co Ltd	994,300	18,899,496
		34,465,482
Household Durables - 0.2%
Haseko Corp	933,400	13,886,036
Specialty Retail - 0.3%
Shimamura Co Ltd	212,900	15,415,353
TOTAL CONSUMER DISCRETIONARY		265,417,391

Consumer Staples - 0.7%
Beverages - 0.2%
Suntory Beverage & Food Ltd	375,500	11,338,494
Food Products - 0.5%
Ajinomoto Co Inc	661,800	17,508,872
Nisshin Seifun Group Inc	1,114,300	12,916,772
		30,425,644
TOTAL CONSUMER STAPLES		41,764,138

Financials - 6.2%
Banks - 2.9%
Gunma Bank Ltd/The	1,599,500	14,977,611
Hachijuni Bank Ltd/The	2,093,500	18,834,497
Japan Post Bank Co Ltd	7,832,200	87,417,504
Kyoto Financial Group Inc	1,317,100	23,827,313
Mebuki Financial Group Inc	4,445,100	24,101,606
		169,158,531
Insurance - 3.3%
Japan Post Holdings Co Ltd	7,944,500	73,571,403
Tokio Marine Holdings Inc	2,771,100	111,267,767
		184,839,170
TOTAL FINANCIALS		353,997,701

Health Care - 1.3%
Health Care Providers & Services - 0.4%
Alfresa Holdings Corp	823,400	11,952,478
Medipal Holdings Corp	929,500	15,390,283
		27,342,761
Pharmaceuticals - 0.9%
Astellas Pharma Inc	4,824,800	50,026,533
TOTAL HEALTH CARE		77,369,294

Industrials - 4.5%
Building Products - 0.5%
Agc Inc	980,700	29,513,847
Commercial Services & Supplies - 1.4%
ALSOK Co Ltd	1,679,900	11,701,508
Secom Co Ltd	1,894,140	68,024,720
		79,726,228
Construction & Engineering - 0.5%
COMSYS Holdings Corp	527,900	12,102,039
Kinden Corp	530,100	16,691,106
		28,793,145
Ground Transportation - 1.9%
Hankyu Hanshin Holdings Inc	1,141,140	29,739,994
Kintetsu Group Holdings Co Ltd (d)	860,000	16,503,820
Kyushu Railway Co	709,500	17,157,648
Tobu Railway Co Ltd	907,600	15,449,008
Tokyu Corp	2,731,000	30,742,105
		109,592,575
Machinery - 0.2%
Fujitec Co Ltd	330,900	12,248,461
TOTAL INDUSTRIALS		259,874,256

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 1.7%
Hirose Electric Co Ltd	138,400	17,378,216
Kyocera Corp	6,336,000	74,792,514
		92,170,730
IT Services - 0.3%
Otsuka Corp	979,900	18,566,335
Technology Hardware, Storage & Peripherals - 0.7%
FUJIFILM Holdings Corp	2,063,030	42,791,843
TOTAL INFORMATION TECHNOLOGY		153,528,908

Materials - 0.6%
Chemicals - 0.2%
Kuraray Co Ltd	1,362,700	16,847,712
Paper & Forest Products - 0.4%
Oji Holdings Corp	4,167,400	20,311,327
TOTAL MATERIALS		37,159,039

Real Estate - 1.4%
Diversified REITs - 0.3%
Daiwa House REIT Investment Corp	10,087	16,868,731
Office REITs - 0.9%
Japan Real Estate Investment Corp	30,169	24,470,248
Nippon Building Fund Inc	27,189	24,941,242
		49,411,490
Residential REITs - 0.2%
Advance Residence Investment Corp	12,927	13,332,357
TOTAL REAL ESTATE		79,612,578

Utilities - 3.2%
Electric Utilities - 1.5%
Chubu Electric Power Co Inc	3,312,900	40,519,236
Kansai Electric Power Co Inc/The	3,603,100	43,260,409
		83,779,645
Gas Utilities - 1.7%
Osaka Gas Co Ltd	1,822,660	46,115,751
Tokyo Gas Co Ltd	1,561,100	52,279,050
		98,394,801
TOTAL UTILITIES		182,174,446

TOTAL JAPAN		1,700,659,598
NETHERLANDS - 4.9%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Koninklijke KPN NV	14,447,411	64,543,856
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.6%
Koninklijke Ahold Delhaize NV	2,358,098	93,110,726
Financials - 0.7%
Financial Services - 0.7%
EXOR NV	388,303	37,555,384
Industrials - 1.5%
Professional Services - 1.5%
Wolters Kluwer NV	555,597	86,674,266
TOTAL NETHERLANDS		281,884,232
NORWAY - 0.6%
Consumer Staples - 0.6%
Food Products - 0.6%
Orkla ASA	3,261,743	34,388,268
SINGAPORE - 3.5%
Financials - 2.1%
Banks - 1.3%
Oversea-Chinese Banking Corp Ltd	5,785,500	74,975,258
Capital Markets - 0.8%
Singapore Exchange Ltd	3,559,600	43,646,403
TOTAL FINANCIALS		118,621,661

Industrials - 0.8%
Aerospace & Defense - 0.8%
Singapore Technologies Engineering Ltd	6,760,300	45,478,465
Real Estate - 0.6%
Industrial REITs - 0.6%
CapitaLand Ascendas REIT	9,263,499	19,834,333
Mapletree Industrial Trust	9,074,743	14,146,611
		33,980,944
TOTAL SINGAPORE		198,081,070
SPAIN - 0.8%
Consumer Staples - 0.2%
Food Products - 0.2%
Viscofan SA	176,178	12,063,260
Utilities - 0.6%
Electric Utilities - 0.6%
Redeia Corp SA	1,773,632	34,307,967
TOTAL SPAIN		46,371,227
SWEDEN - 0.1%
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	491,780	12,132,173
SWITZERLAND - 9.1%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Swisscom AG	110,939	77,237,309
Consumer Staples - 1.6%
Food Products - 1.6%
Chocoladefabriken Lindt & Spruengli AG	610	89,369,037
Financials - 1.6%
Banks - 0.3%
Banque Cantonale Vaudoise (d)	128,099	14,864,057
Insurance - 1.3%
Zurich Insurance Group AG	110,208	75,173,612
TOTAL FINANCIALS		90,037,669

Health Care - 0.4%
Health Care Providers & Services - 0.4%
Galenica AG (e)(f)	218,530	23,245,296
Industrials - 1.4%
Professional Services - 1.2%
SGS SA	654,311	66,699,847
Trading Companies & Distributors - 0.2%
DKSH Holding AG	161,356	11,243,767
TOTAL INDUSTRIALS		77,943,614

Materials - 0.6%
Chemicals - 0.6%
Givaudan SA	8,788	36,904,731
Real Estate - 1.9%
Real Estate Management & Development - 1.9%
Allreal Holding AG	65,269	14,785,468
Mobimo Holding AG	32,755	12,843,912
PSP Swiss Property AG	200,470	34,084,219
Swiss Prime Site AG	337,882	46,839,659
		108,553,258
Utilities - 0.3%
Electric Utilities - 0.3%
BKW AG	85,384	19,058,319
TOTAL SWITZERLAND		522,349,233
UNITED KINGDOM - 13.8%
Consumer Discretionary - 0.7%
Diversified Consumer Services - 0.7%
Pearson PLC	2,911,802	41,175,664
Consumer Staples - 5.5%
Beverages - 0.8%
Diageo PLC	1,995,506	48,366,199
Household Products - 2.1%
Reckitt Benckiser Group PLC	1,522,864	114,132,250
Personal Care Products - 1.9%
Unilever PLC	1,800,524	104,467,246
Tobacco - 0.7%
British American Tobacco PLC	790,602	42,358,365
TOTAL CONSUMER STAPLES		309,324,060

Financials - 0.9%
Insurance - 0.9%
Admiral Group PLC	1,178,088	53,178,676
Health Care - 2.0%
Pharmaceuticals - 2.0%
Astrazeneca PLC	802,156	117,027,879
Industrials - 2.8%
Aerospace & Defense - 0.1%
BAE Systems PLC	422,845	10,089,353
Professional Services - 1.9%
RELX PLC	2,088,166	108,503,379
Trading Companies & Distributors - 0.8%
Bunzl PLC	1,488,502	44,174,978
TOTAL INDUSTRIALS		162,767,710

Utilities - 1.9%
Multi-Utilities - 1.9%
National Grid PLC	7,427,175	104,367,291
Water Utilities - 0.0%
Severn Trent PLC	67,490	2,361,071
TOTAL UTILITIES		106,728,362

TOTAL UNITED KINGDOM		790,202,351
UNITED STATES - 11.3%
Consumer Staples - 1.3%
Food Products - 1.3%
Nestle SA	841,441	73,522,659
Health Care - 10.0%
Biotechnology - 0.7%
CSL Ltd	271,907	47,035,627
Life Sciences Tools & Services - 0.9%
QIAGEN NV (Germany)	981,855	49,077,590
Pharmaceuticals - 8.4%
GSK PLC	4,712,990	86,690,731
Haleon PLC	19,128,007	89,723,231
Novartis AG	941,498	107,224,458
Roche Holding AG	349,703	109,132,874
Sanofi SA	973,643	87,404,664
		480,175,958
TOTAL HEALTH CARE		576,289,175

TOTAL UNITED STATES		649,811,834
TOTAL COMMON STOCKS (Cost $4,958,649,416)		5,625,317,388

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (i) (Cost $2,985,996)	4.25	2,993,000	2,985,857

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	68,670,869	68,684,603
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	25,272,541	25,275,068
TOTAL MONEY MARKET FUNDS (Cost $93,959,671)			93,959,671

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $5,055,595,083)	5,722,262,916
NET OTHER ASSETS (LIABILITIES) - 0.3% (g)	18,515,441
NET ASSETS - 100.0%	5,740,778,357

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	881	Sep 2025	115,120,270	(2,146,912)	(2,146,912)

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,245,296 or 0.4% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,245,296 or 0.4% of net assets.

(g)	Includes $714,248 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,985,856.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,547,913	673,070,590	606,933,900	1,322,357	-	-	68,684,603	68,670,869	0.1%
Fidelity Securities Lending Cash Central Fund	13,483,500	582,135,495	570,343,927	172,788	-	-	25,275,068	25,272,541	0.1%
Total	16,031,413	1,255,206,085	1,177,277,827	1,495,145	-	-	93,959,671

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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